Investments - Equity Method Investments (Details) - Other invested assets - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 900	$ 866
Almacantar Group S.A.
Schedule of Equity Method Investments [Line Items]
Ownership percentage	36.00%	36.00%
Equity method investments	$ 494	$ 483